Note 8 - Property and Equipment	12 Months Ended
Jan. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
Note
8
– Property and Equipment

	January 31, 2018	January 31, 2017
Cost
Computer equipment and software	36,374	29,687
Furniture and fixtures	1,296	1,846
Leasehold improvements	438	566
	38,108	32,099
Accumulated amortization
Computer equipment and software	24,403	20,153
Furniture and fixtures	669	1,164
Leasehold improvements	238	335
	25,310	21,652
Net	12,798	10,447